Inventories	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
INVENTORIES
14	INVENTORIES

As of December 31, this account comprises:

	2020	2021
Land	176,927	175,087
Work in progress - Real estate	164,514	117,341
Finished properties	78,048	75,085
Construction materials	58,621	49,403
Merchandise and supplies	80,142	80,051
	558,252	496,967
Impairment of inventories	(6,252)	(8,641)
	552,000	488,326

Land

Land includes properties for the development of the following projects of the subsidiary Viva Negocio Inmobiliario S.A. As of December 31, 2021, the land impairment provision equals S/1.2 million (S/1.2 million in 2020):

	2020	2021
Lurin (a)	81,493	84,648
San Isidro (b)	51,626	51,850
Nuevo Chimbote (c)	17,616	18,624
Barranco (d)	14,432	14,640
Piura (e)	11,760	5,325
	176,927	175,087

(a)	Plot of land of 107 hectares that corresponds to Inmobiliaria Almonte S.A.C. and a land 210 hectares that corresponds to Inmobiliaria Almonte 2 S.A.C., both lands located in the district of Lurin, province of Lima, destined for the purposes of industrial development and public housing.

(b)	Land located on David Samanez Ocampo street N°140 in San Isidro district where a 15-story building with 24 apartments and 124 parking lots will be built.

(c)	Land located in Chimbote of 11.5 hectares for the development of a real estate social housing project.

(d)	Land located in Paul Harris St. N°332 and N°336 in Barranco district, for the development of a residential building project.

(e)	Land located in the district of Veintiseis de Octubre, province of Piura with an area of 10,000 m2 for the development of Los Parques de Piura IV project.

Real estate - work in progress

As of December 31, real state work in progress comprises the following projects:

	2020	2021
Los Parques de Comas	66,114	63,213
Los Parques del Callao	26,613	27,235
Los Parques del Mar	44,683	20,044
Los Parques de Carabayllo III	10,266	-
Los Parques de Piura	9,514	-
Inmobiliaria Pezet 417 S.A.C.	4,459	-
Others	2,865	6,849
	164,514	117,341

During 2021, the Corporation has capitalized financing costs of these construction projects (Note 2.21) amounting to S/1 million at annual interest rates between 7% and 11% (S/3.8 million in 2020 at interest rates between 7% and 11%).

Finished properties

As of December 31, the balance of finished properties consists of the following investment properties:

	2020	2021
Los Parques de Comas	32,098	27,185
Los Parques de Carabayllo III	8,518	14,757
Los Parques del Mar	-	13,885
Huancayo	13,033	7,918
Strip Callao	6,286	6,286
Los Parques de Callao	14,479	2,441
Los Parques de Piura	1,034	430
El Nuevo Rancho	1,284	-
Others	1,316	2,183
	78,048	75,085

As of December 31, 2021, the balance of finished properties is net of an impairment of S/3.7 million (S/3.8 million as of December 31, 2020).

Construction materials

As of December 31, 2021, the construction materials correspond mainly to projects of the subsidiary Cumbra Peru S.A. for S/47 million (Cumbra Peru S.A. for S/53.1 million as of December 31, 2020).